FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUES
Summary of fair values of financial assets and financial liabilities

Financial Instruments as of 12/31/2024	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	256,350,036	6,982,166	—	263,332,202
- Derivatives	—	4,627,810	—	4,627,810
- Other financial assets	17,159,775	—	—	17,159,775
- Other debt securities	110,662,651	97,486,608	—	208,149,259
- Financial assets pledged as collateral	175,350,106	—	—	175,350,106
- Investments in Equity Instruments	52,358	—	658,372	710,730
Total Assets	559,574,926	109,096,584	658,372	669,329,882
Liabilities
- Derivatives	—	1,734,047	—	1,734,047
- Other financial liabilities	158,738,464	—	—	158,738,464
Total Liabilities	158,738,464	1,734,047	—	160,472,511

Financial Instruments as of 12/31/2023	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	97,656,756	3,420,022	—	101,076,778
- Derivatives	—	8,264,332	—	8,264,332
- Other financial assets	45,870,366	—	—	45,870,366
- Other debt securities	38,829,594	22,732,251	—	61,561,845
- Financial assets pledged as collateral	100,986,155	—	—	100,986,155
- Investments in Equity Instruments	106,909	—	690,073	796,982
Total Assets	283,449,780	34,416,605	690,073	318,556,458
Liabilities
- Liabilities at fair value through profit or loss	1,323,792	—	—	1,323,792
- Other financial liabilities	157,643,404	—	—	157,643,404
Total Liabilities	158,967,196	—	—	158,967,196

Summary of reconciliation of the financial instruments

FV Level 3	12/31/2023	Transfers	Additions	Disposals	OCI	12/31/2024
Assets
- Investments in equity instruments	690,073	—	392,505	(187,042)	(237,164)	658,372

Summary of difference between carrying amount and fair value of assets and liabilities

Other Financial Instruments as of 12/31/2024	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	652,975,869	652,975,869	652,975,869	—	—
- Other financial assets	11,473,388	11,473,388	11,473,388	—	—
- Loans and other financing	2,170,078,164	2,381,345,450	—	—	2,381,345,450
- Other Debt Securities	604,746,484	603,946,338	602,616,265	1,330,073	—
- Financial assets Pledged as collateral	1,860	1,860	1,860	—	—
	3,439,275,765	3,649,742,905	1,267,067,382	1,330,073	2,381,345,450
Financial Liabilities
- Deposits	3,173,461,243	3,197,319,468	—	—	3,197,319,468
- Other financial liabilities	7,446,692	7,446,692	7,446,692	—	—
- Reverse Repo transactions	33,962,592	33,962,592	33,962,592	—	—
- Financing received from the Central Bank and other financial institutions	39,297,868	39,223,716	—	—	39,223,716
- Repo Transactions	—	—	—	—	—
- Unsubordinated Debt securities	51,157,866	51,157,866	51,157,866	—	—
	3,305,326,261	3,329,110,334	92,567,150	—	3,236,543,184

Other Financial Instruments as of 12/31/2023	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	498,892,707	498,892,708	498,892,708	—	—
- Other financial assets	55,389,250	55,389,250	55,389,250	—	—
- Loans and other financing	1,050,611,692	1,196,200,729	—	—	1,196,200,729
- Repo transactions	1,645,657,441	1,645,657,441	1,645,657,441	—	—
- Other Debt Securities	485,418,013	555,676,782	386,438,238	169,238,544	—
- Financial assets Pledged as collateral	18,290	18,290	18,290	—	—
	3,735,987,393	3,951,835,200	2,586,395,927	169,238,544	1,196,200,729
Financial Liabilities
- Deposits	3,373,001,922	3,478,726,949	—	—	3,478,726,949
- Other financial liabilities	755,524	755,524	755,524	—	—
- Financing received from the Central Bank and other financial institutions	5,862,129	6,071,646	—	—	6,071,646
- Repo Transactions	2,047,701	2,047,701	2,047,701	—	—
	3,381,667,276	3,487,601,820	2,803,225	—	3,484,798,595

Summary of equity instruments measured at fair value with changes in profit or loss

	12/31/2024	12/31/2023
Ternium Argentina S.A.	22,695	2,424
Holcim Arg	10,850	15,718
Aluar S.A.	3,139	68
Cedear SPDR Dow Jones Ind	2,479	3,926
Cedear SPDR S&P	2,312	3,327
Cedear Financial Select Sector	2,235	3,114
Cedear Ishares MSCI Brasil	631	1,744
Grupo Financiero Galicia SA	8,017	—
Pampa Energía S.A.	—	57,135
Edenor	—	12,628
Loma Negra S.A.	—	5,252
Others	—	1,573
Total	52,358	106,909

Summary of equity instruments measured at fair value with changes in other comprehensive income

	FV at	Income / (Loss)			FV at
Detail	12/31/2023	through OCI	Disposals	Additions	12/31/2024
Mercado Abierto Electrónico S.A.	3,554	993	—	—	4,547
Play Digital S.A.	370,442	(495,208)	(152,727)	390,508	113,015
Seguro de Depósitos S.A	41,227	15,694	—	—	56,921
Compensador Electrónica S.A.	242,388	245,552	(34,315)	1,997	455,622
Provincanje S.A.	16,648	(9,003)	—	—	7,645
Cuyo Aval Sociedad de Garantía Recíproca	12,301	2,931	—	—	15,232
Argencontrol S.A.	1,265	1,273	—	—	2,538
IEBA S.A.	133	(72)	—	—	61
Other Reciprocal Guarantee Companies	2,115	676	—	—	2,791
Total	690,073	(237,164)	(187,042)	392,505	658,372

	FV at	Income / (Loss)			FV at
Detail	12/31/2022	through OCI	Disposals	Additions	12/31/2023
Mercado Abierto Electrónico S.A.	627,246	(623,692)	—	—	3,554
Play Digital S.A.	596,696	(616,859)	(163,843)	554,448	370,442
Seguro de Depósitos S.A	72,180	(30,953)	—	—	41,227
Compensador Electrónica S.A.	221,667	24,207	(3,486)	—	242,388
Provincanje S.A.	49,185	(284,341)	—	251,804	16,648
Cuyo Aval Sociedad de Garantía Recíproca	12,702	(401)	—	—	12,301
Argencontrol S.A.	2,197	(932)	—	—	1,265
IEBA S.A.	414	(281)	—	—	133
Other Reciprocal Guarantee Companies	1,830	285	—	—	2,115
Total	1,584,117	(1,532,967)	(167,329)	806,252	690,073